Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]	Issued Capital [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member] [1]	Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2023		$ 6,985,516		$ 3,777,323	$ 22,907	$ 8,006	$ (71,004)	$ (40,091)	$ 3,248,284
Balance, shares at beginning of period at Dec. 31, 2023			453,069,000
Total comprehensive income
Total comprehensive income		532,937					3,797	3,797	529,140
SBC expense	[1]	6,703			2,837	3,866		6,703
Options exercised	[1]	13,273		15,656	(2,383)			(2,383)
Options exercised, shares	[1]		500,000
RSUs released	[1]			3,013		(3,013)		(3,013)
RSUs released, shares	[1]		69,000
Dividends (Note 18.2)		(279,050)		2,116					(281,166)
Dividends (Note 18.2), shares			39,000
Realized gain on disposal of LTIs ¹ (Note 19.3)		32,225					(28,516)	(28,516)	28,516
Balance end of period at Dec. 31, 2024		7,259,379		$ 3,798,108	23,361	8,859	(95,723)	(63,503)	3,524,774
Balance, shares at end of period at Dec. 31, 2024			453,677,000	453,677,299
Total comprehensive income
Total comprehensive income		1,712,044					240,324	240,324	1,471,720
Income tax recovery (expense)		1,788							1,788
SBC expense	[1]	6,475			2,653	3,822		6,475
Options exercised	[1]	7,189		$ 8,822	(1,633)			(1,633)
Options exercised, shares	[1]		178,000
RSUs released	[1]			4,752		(4,752)		(4,752)
RSUs released, shares	[1]		142,000
Dividends (Note 18.2)		(296,367)		3,228					(299,595)
Dividends (Note 18.2), shares			37,000
Balance end of period at Dec. 31, 2025		$ 8,690,508		$ 3,814,910	$ 24,381	$ 7,929	$ 144,601	$ 176,911	$ 4,698,687
Balance, shares at end of period at Dec. 31, 2025			454,034,000	454,033,830

[1]	Definitions as follows: “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTIs” = Long-Term Investments - Common Shares Held.